Share Capital - Narrative (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2021 ZAR (R) shares	Sep. 30, 2020 ZAR (R)	Sep. 30, 2020 USD ($)
Disclosure of classes of share capital [line items]
Share issue related cost | R		R 3
Shares issued relating to exercise of share options (in shares)	473,505	12,909,491
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	1,200,000,000	1,200,000,000
Number of shares issued and fully paid (in shares)	616,525,702	616,052,197
Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	4,400,000	4,400,000
Number of shares issued and fully paid (in shares)	4,400,000	4,400,000
Harmony ESOP Trust | Share trust controlled by entity | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	0	5,894,081
Harmony Gold Community Trust | Share trust controlled by entity | Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	4,400,000	4,400,000
Mponeng operations and related assets
Disclosure of classes of share capital [line items]
Cash consideration paid			R 3,400	$ 200